UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-01236

DWS Market Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Balanced Fund
	Shares	Value ($)
Common Stocks 53.9%
Consumer Discretionary 5.6%
Auto Components 0.8%
Autoliv, Inc.	33,148	2,545,766
BorgWarner, Inc.*	81,378	5,484,877
Minth Group Ltd.	307,512	465,359
Nippon Seiki Co., Ltd.	28,336	342,802
S&T Dynamics Co., Ltd.*	17,979	327,734

		9,166,538
Automobiles 0.3%
Daimler AG (Registered)*	17,242	1,260,536
Honda Motor Co., Ltd.	45,781	1,933,856

		3,194,392
Distributors 0.4%
Genuine Parts Co.	100,550	5,203,462
Diversified Consumer Services 0.3%
H&R Block, Inc.	289,989	3,630,662
Hotels Restaurants & Leisure 1.1%
Carnival Corp. (Units)	69,834	3,122,278
Darden Restaurants, Inc.	63,480	2,990,543
Domino's Pizza UK & IRL PLC	37,719	326,484
Marriott International, Inc. "A"	89,738	3,543,754
McDonald's Corp.	22,370	1,647,998
Paddy Power PLC	12,959	510,545
PartyGaming PLC* (a)	61,873	189,301
REXLot Holdings Ltd.	4,402,206	482,018
Trump Entertainment Resorts, Inc.*	8	146

		12,813,067
Household Durables 0.1%
Hajime Construction Co., Ltd.	8,975	283,781
Jarden Corp.	6,900	233,910
Panasonic Corp.	85,308	1,165,988

		1,683,679
Internet & Catalog Retail 0.0%
Mecox Lane Ltd. (ADR)*	8,498	48,524
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.*	22,335	635,917
Media 0.7%
Aegis Group PLC	95,077	212,611
Charm Communications, Inc. (ADR)*	11,553	118,418
Dex One Corp.*	819	4,505
JC Decaux SA*	14,009	448,541
News Corp. "A"	235,059	3,530,586
Scripps Networks Interactive "A"	33,174	1,542,591
SuperMedia, Inc.*	154	1,095
Vertis Holdings, Inc.*	5,114	0
Vivendi	32,453	929,493
WPP PLC	115,081	1,425,041

		8,212,881
Multiline Retail 0.4%
Dollar General Corp.*	43,250	1,202,783
Nordstrom, Inc.	57,390	2,363,320
PPR	3,845	614,988

		4,181,091
Specialty Retail 0.8%
Advance Auto Parts, Inc.	6,304	403,078
Aeropostale, Inc.*	15,634	377,092
Dick's Sporting Goods, Inc.* (a)	73,774	2,662,504
Guess?, Inc.	9,084	388,614
hhgregg, Inc.* (a)	14,901	273,135
L'Occitane International SA*	87,616	233,592
Limited Brands, Inc. (a)	135,000	3,947,400
Nitori Holdings Co., Ltd.	3,507	293,448
Urban Outfitters, Inc.*	11,879	401,748

		8,980,611
Textiles, Apparel & Luxury Goods 0.6%
Adidas AG	9,750	607,115
Burberry Group PLC	15,990	274,980
Compagnie Financiere Richemont SA "A"	16,838	914,846
Deckers Outdoor Corp.*	8,898	653,024
LVMH Moet Hennessy Louis Vuitton SA	4,095	638,959
NIKE, Inc. "B"	54,060	4,458,869

		7,547,793
Consumer Staples 4.4%
Beverages 0.8%
C&C Group PLC	113,127	529,076
Carlsberg AS "B"	5,671	564,792
Central European Distribution Corp.* (a)	9,257	212,356
Diageo PLC	106,481	2,046,627
PepsiCo, Inc.	102,703	6,604,830

		9,957,681
Food & Staples Retailing 1.2%
CVS Caremark Corp.	117,957	4,034,129
Kroger Co.	141,610	3,030,454
Seven & I Holdings Co., Ltd.	63,867	1,650,088
Sysco Corp. (a)	84,730	2,469,032
Wal-Mart Stores, Inc.	31,860	1,786,390
Wesfarmers Ltd.	29,981	1,016,753

		13,986,846
Food Products 0.9%
Diamond Foods, Inc.	10,306	512,930
General Mills, Inc.	59,180	2,058,280
Green Mountain Coffee Roasters, Inc.* (a)	11,791	395,942
Kellogg Co.	50,163	2,523,199
Mead Johnson Nutrition Co.	36,257	2,101,818
Nestle SA (Registered)	32,882	1,777,459
SunOpta, Inc.*	69,084	507,767
Unilever NV (CVA)	28,229	834,763

		10,712,158
Household Products 0.5%
Church & Dwight Co., Inc. (a)	32,520	2,237,701
Colgate-Palmolive Co.	28,230	2,167,217
Reckitt Benckiser Group PLC	17,499	951,175

		5,356,093
Personal Products 0.1%
Kao Corp.	48,039	1,253,360
Tobacco 0.9%
Altria Group, Inc. (a)	202,709	4,765,689
Imperial Tobacco Group PLC	27,063	773,310
Philip Morris International, Inc.	85,476	4,892,646

		10,431,645
Energy 7.2%
Energy Equipment & Services 2.2%
AMEC PLC	31,734	609,678
Cameron International Corp.*	5,852	311,912
Compagnie Generale de Geophysique-Veritas*	22,284	675,133
Complete Production Services, Inc.*	12,200	340,868
Dresser-Rand Group, Inc.*	8,035	369,048
Ensco PLC (ADR)	62,236	3,381,904
John Wood Group PLC	40,698	356,422
Lamprell PLC	67,154	318,105
National Oilwell Varco, Inc.	63,858	4,719,106
Noble Corp.	106,870	4,087,777
ProSafe SE	33,713	250,926
Saipem SpA	17,048	854,755
SBM Offshore NV	23,495	559,671
Schlumberger Ltd.	58,937	5,244,804
Technip SA	1	97
Tecnicas Reunidas SA	4,169	257,148
Transocean Ltd.*	48,799	3,900,504

		26,237,858
Oil, Gas & Consumable Fuels 5.0%
Alpha Natural Resources, Inc.*	42,741	2,296,474
Anadarko Petroleum Corp.	56,660	4,367,353
BG Group PLC	54,032	1,216,204
Canadian Natural Resources Ltd.	78,657	3,501,810
Chevron Corp.	58,906	5,591,947
Cloud Peak Energy, Inc.*	12,799	291,433
ConocoPhillips	60,359	4,313,254
EOG Resources, Inc. (a)	40,541	4,313,157
Exxon Mobil Corp.	65,880	5,315,198
Gazprom OAO (ADR)	44,763	1,197,858
LUKOIL (ADR)	11,143	690,532
Marathon Oil Corp.	111,418	5,091,803
Nexen, Inc.	117,436	2,953,515
Northern Oil & Gas, Inc.*	15,722	433,455
Occidental Petroleum Corp.	42,700	4,128,236
Plains Exploration & Production Co.*	36,805	1,302,897
Repsol YPF SA	42,270	1,333,201
Royal Dutch Shell PLC "A"	71,056	2,508,800
Suncor Energy, Inc.	113,672	4,718,525
Total SA	31,417	1,838,638
Ultra Petroleum Corp.*	8,647	412,721
Woodside Petroleum Ltd.	27,140	1,131,656

		58,948,667
Financials 6.2%
Capital Markets 1.2%
Affiliated Managers Group, Inc.*	2,796	284,717
Ashmore Group PLC	100,999	565,085
Charles Schwab Corp.	114,770	2,071,598
ICAP PLC	29,402	252,474
Jefferies Group, Inc. (a)	16,856	421,569
Lazard Ltd. "A"	5,992	249,986
Morgan Stanley	105,810	3,110,814
Partners Group Holding AG	2,583	447,662
T. Rowe Price Group, Inc.	86,960	5,732,403
UOB-Kay Hian Holdings Ltd.	174,410	248,123
Waddell & Reed Financial, Inc. "A" (a)	8,211	296,581

		13,681,012
Commercial Banks 1.5%
Australia & New Zealand Banking Group Ltd.	54,875	1,299,312
Banco Bilbao Vizcaya Argentaria SA	64,286	789,165
Banco Santander Brasil SA (Units)	59,563	690,694
BNP Paribas	10,504	785,133
China Construction Bank Corp. "H"*	606,343	531,824
Daegu Bank Ltd.	16,500	226,907
Dah Sing Banking Group Ltd.	164,659	289,795
DnB NOR ASA	26,994	371,563
HSBC Holdings PLC	255,259	2,785,073
Huntington Bancshares, Inc.	35,043	253,711
Industrial & Commercial Bank of China Ltd. "H"	821,163	609,075
National Australia Bank Ltd.	25,546	630,435
Oversea-Chinese Banking Corp., Ltd.	149,308	1,153,334
Prosperity Bancshares, Inc.	7,599	307,380
Royal Bank of Scotland Group PLC*	1,284,399	856,453
Sberbank of Russia	398,684	1,393,893
Societe Generale	17,996	1,163,542
Sumitomo Mitsui Financial Group, Inc.	42,709	1,450,288
Swedbank AB "A"*	47,798	749,938
UniCredit SpA	423,449	1,048,680
Wing Hang Bank Ltd.	7,367	99,651
Zions Bancorp.	10,327	243,511

		17,729,357
Consumer Finance 0.0%
Kiatnakin Bank PCL (Foreign Registered)	297,649	327,563
Magma Fincorp Ltd.	97,008	126,772

		454,335
Diversified Financial Services 0.7%
Hong Kong Exchanges & Clearing Ltd.	71,116	1,645,534
ING Groep NV (CVA)*	103,719	1,181,075
JPMorgan Chase & Co.	105,313	4,732,766
Remgro Ltd.	39,795	605,956

		8,165,331
Insurance 2.7%
AIA Group Ltd.*	202,132	557,229
Allianz SE (Registered)	6,080	844,582
Assurant, Inc.	89,007	3,491,745
AXA SA	40,829	864,127
Fidelity National Financial, Inc. "A"	174,099	2,341,632
HCC Insurance Holdings, Inc.	85,927	2,601,870
Legal & General Group PLC	610,358	1,085,204
Lincoln National Corp.	157,272	4,535,724
MetLife, Inc.	128,538	5,883,184
PartnerRe Ltd.	59,724	4,890,201
Prudential Financial, Inc.	68,284	4,200,149
Prudential PLC	55,915	605,714
Sampo Oyj "A"	17,830	524,580

		32,425,941
Real Estate Management & Development 0.1%
K Wah International Holdings Ltd.	600,126	270,719
Kenedix, Inc.* (a)	1,081	272,260
Midland Holdings Ltd.	307,059	245,513

		788,492
Health Care 5.5%
Biotechnology 1.1%
Amgen, Inc.*	31,771	1,749,947
Celgene Corp.*	105,350	5,428,685
Gilead Sciences, Inc.*	140,821	5,404,710
Metabolix, Inc.*	13,189	116,723
Onyx Pharmaceuticals, Inc.*	6,712	236,833

		12,936,898
Health Care Equipment & Supplies 1.0%
Accuray, Inc.*	36,401	311,593
Baxter International, Inc.	84,394	4,092,265
Becton, Dickinson & Co.	38,495	3,193,160
Edwards Lifesciences Corp.*	29,335	2,472,647
NxStage Medical, Inc.* (a)	24,916	598,981
Thoratec Corp.* (a)	79,514	1,875,735

		12,544,381
Health Care Providers & Services 1.6%
Centene Corp.*	14,964	414,802
Express Scripts, Inc.*	96,470	5,434,155
Fleury SA	32,396	485,858
Fresenius Medical Care AG & Co. KGaA	21,573	1,262,467
McKesson Corp.	115,324	8,668,905
WellPoint, Inc.*	45,085	2,800,680

		19,066,867
Health Care Technology 0.1%
M3, Inc. (a)	43	228,248
SXC Health Solutions Corp.*	8,596	413,553

		641,801
Life Sciences Tools & Services 0.3%
ICON PLC (ADR)*	10,271	228,735
Life Technologies Corp.*	8,997	488,447
QIAGEN NV*	19,914	366,992
Thermo Fisher Scientific, Inc.*	48,349	2,768,948

		3,853,122
Pharmaceuticals 1.4%
AstraZeneca PLC	24,137	1,172,253
Flamel Technologies SA (ADR)* (a)	44,410	270,901
Johnson & Johnson	38,884	2,324,097
Merck & Co., Inc.	126,988	4,212,192
Novo Nordisk AS "B"	7,904	892,703
Questcor Pharmaceuticals, Inc.* (a)	34,219	529,026
Sanofi-Aventis	8,668	591,353
Takeda Pharmaceutical Co., Ltd.	24,997	1,201,910
Teva Pharmaceutical Industries Ltd. (ADR)	88,026	4,810,621
VIVUS, Inc.* (a)	27,718	248,076

		16,253,132
Industrials 6.8%
Aerospace & Defense 1.5%
BE Aerospace, Inc.*	13,101	506,878
Northrop Grumman Corp.	49,950	3,461,535
Raytheon Co.	66,782	3,338,432
TransDigm Group, Inc.*	35,680	2,764,486
United Technologies Corp.	91,578	7,445,292

		17,516,623
Airlines 0.2%
Cebu Air, Inc.*	74,880	165,911
Deutsche Lufthansa AG (Registered)*	26,173	549,705
Ryanair Holdings PLC (ADR) (a)	12,403	379,036
Singapore Airlines Ltd.	48,341	560,001

		1,654,653
Building Products 0.0%
Congoleum Corp.*	572,000	1
Commercial Services & Supplies 0.3%
Babcock International Group PLC	53,223	491,833
EnerNOC, Inc.*	8,211	213,650
Quad Graphics, Inc.*	177	7,870
Serco Group PLC	35,410	312,431
Stericycle, Inc.* (a)	36,720	2,882,153

		3,907,937
Construction & Engineering 0.1%
Aecom Technology Corp.*	13,625	398,804
Chicago Bridge & Iron Co. NV (NY Registered Shares)*	14,848	488,350
Shui On Construction & Materials Ltd.	188,974	260,858

		1,148,012
Electrical Equipment 1.0%
AMETEK, Inc.	134,399	5,480,791
Prysmian SpA	13,139	265,075
Roper Industries, Inc.	58,960	4,580,602
Schneider Electric SA*	8,696	1,357,512

		11,683,980
Industrial Conglomerates 0.3%
Keppel Corp., Ltd.	133,265	1,225,242
Koninklijke Philips Electronics NV	24,495	762,689
Siemens AG (Registered) (a)	15,335	1,964,556

		3,952,487
Machinery 2.4%
Altra Holdings, Inc.*	13,293	277,957
Amtek Engineering Ltd.*	559,895	548,044
ArvinMeritor, Inc.*	57,097	1,248,140
Atlas Copco AB "A"	25,637	615,593
Austal Ltd.	91,852	282,522
Charter International PLC	23,139	299,311
Dover Corp.	58,033	3,719,915
EVA Precision Industrial Holdings Ltd.	747,758	645,763
FANUC Corp.	14,153	2,229,077
Joy Global, Inc.	6,464	563,531
Komatsu Ltd.	57,996	1,722,781
Kubota Corp.	65,552	669,388
MAN SE*	4,524	523,107
Mitsubishi Heavy Industries Ltd.	313,072	1,237,721
Navistar International Corp.*	70,449	4,568,618
Parker Hannifin Corp.	64,690	5,783,933
Rational AG	1,922	393,412
Rotork PLC	13,398	352,328
SPX Corp.	16,429	1,287,705
Volvo AB "B"*	62,705	1,091,359

		28,060,205
Marine 0.2%
A P Moller-Maersk AS "B"	155	1,506,147
Mitsui O.S.K Lines Ltd.	203,177	1,321,432

		2,827,579
Professional Services 0.1%
Brunel International NV	7,239	293,701
FTI Consulting, Inc.*	11,180	407,735
Michael Page International PLC	56,866	488,812

		1,190,248
Road & Rail 0.4%
Norfolk Southern Corp.	82,980	5,077,546
Trading Companies & Distributors 0.3%
MISUMI Group, Inc.	20,360	522,432
Mitsubishi Corp.	84,037	2,333,814

		2,856,246
Transportation Infrastructure 0.0%
Koninklijke Vopak NV	9,568	463,630
Information Technology 9.5%
Communications Equipment 1.6%
Brocade Communications Systems, Inc.*	290,772	1,639,954
Cisco Systems, Inc.*	541,309	11,448,685
Harris Corp.	6,726	313,028
QUALCOMM, Inc.	86,100	4,660,593
Sycamore Networks, Inc.	9,172	191,328

		18,253,588
Computers & Peripherals 2.3%
Apple, Inc.*	42,040	14,265,013
EMC Corp.*	210,930	5,250,048
Hewlett-Packard Co.	113,794	5,199,248
Lexmark International, Inc. "A"*	31,160	1,085,614
Toshiba Corp.	170,121	1,003,739

		26,803,662
Electronic Equipment, Instruments & Components 0.1%
E Ink Holdings, Inc.*	221,710	401,146
Itron, Inc.*	8,122	471,239
Kingboard Chemical Holdings Ltd.	78,597	448,652
Venture Corp., Ltd.	57,448	436,257

		1,757,294
Internet Software & Services 0.8%
Akamai Technologies, Inc.*	56,830	2,746,026
Google, Inc. "A"*	8,870	5,325,193
Internet Initiative Japan, Inc.	115	335,315
Meetic	6,312	145,116
NIC, Inc.	24,502	250,655
United Internet AG (Registered)	23,145	383,726

		9,186,031
IT Services 1.0%
Accenture PLC "A"	38,020	1,956,890
Automatic Data Processing, Inc.	59,031	2,827,585
Cardtronics, Inc.*	21,224	362,718
Digital Garage, Inc.*	187	566,617
iGATE Corp.	12,791	196,981
International Business Machines Corp.	20,010	3,241,620
Telvent GIT SA*	9,468	272,110
VeriFone Systems, Inc.* (a)	73,173	2,922,530

		12,347,051
Office Electronics 0.2%
Canon, Inc.	53,730	2,628,342
Semiconductors & Semiconductor Equipment 1.0%
ARM Holdings PLC	76,451	635,956
FSI International, Inc.*	56,769	237,294
Intel Corp.	379,037	8,134,134
Lam Research Corp.*	5,765	287,616
Skyworks Solutions, Inc.*	40,657	1,291,673
Taiwan Semiconductor Manufacturing Co., Ltd.	431,272	1,128,067

		11,714,740
Software 2.5%
Adobe Systems, Inc.*	40,480	1,337,864
Check Point Software Technologies Ltd.*	49,260	2,194,533
Concur Technologies, Inc.* (a)	60,800	3,102,624
Microsoft Corp.	382,133	10,594,637
Oracle Corp.	224,150	7,179,525
Rovi Corp.*	6,639	410,025
SAP AG	17,128	989,446
Solera Holdings, Inc.	56,010	2,931,003
TiVo, Inc.*	22,496	217,536
VanceInfo Technologies, Inc. (ADR)*	10,136	353,746

		29,310,939
Materials 3.8%
Chemicals 1.9%
Air Liquide SA	3,956	493,844
Air Products & Chemicals, Inc.	51,948	4,532,463
BASF SE	20,707	1,593,277
Givaudan SA (Registered)	588	582,007
Huntsman Corp.	223,794	3,896,253
Johnson Matthey PLC	9,631	297,699
Koninklijke DSM NV	20,457	1,210,689
Linde AG	3,980	580,213
Praxair, Inc.	35,933	3,343,206
Shin-Etsu Chemical Co., Ltd.	37,748	2,119,901
STR Holdings, Inc.*	11,690	213,693
The Mosaic Co.	39,356	3,189,410
Yara International ASA	13,919	786,191

		22,838,846
Construction Materials 0.1%
China National Building Material Co., Ltd. "H"	256,558	635,648
Containers & Packaging 0.7%
Owens-Illinois, Inc.*	121,420	3,580,676
Sonoco Products Co.	119,751	4,257,148

		7,837,824
Metals & Mining 1.1%
BHP Billiton Ltd.	53,950	2,397,618
Cliffs Natural Resources, Inc.	5,328	455,331
Freeport-McMoRan Copper & Gold, Inc.	40,839	4,441,241
Lynas Corp., Ltd.*	346,307	635,597
Mechel (ADR) (a)	36,349	1,146,084
Newcrest Mining Ltd.	11,226	419,925
Northam Platinum Ltd.	32,099	192,037
Randgold Resources Ltd. (ADR)	3,670	280,718
Rio Tinto PLC	15,770	1,088,799
Thompson Creek Metals Co., Inc.*	21,882	296,282
Xstrata PLC	61,119	1,353,361

		12,706,993
Paper & Forest Products 0.0%
Schweitzer-Mauduit International, Inc.	7,123	427,095
Telecommunication Services 2.5%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	188,003	5,173,843
BCE, Inc.	34,428	1,250,769
CenturyLink, Inc.	148,788	6,433,593
Koninklijke (Royal) KPN NV	44,391	700,627
Telefonica SA	44,289	1,115,144
TeliaSonera AB	33,280	274,492
Verizon Communications, Inc.	97,352	3,467,678

		18,416,146
Wireless Telecommunication Services 1.0%
America Movil SAB de CV "L"	301,559	860,106
American Tower Corp. "A"*	51,940	2,641,668
NTT DoCoMo, Inc.	1,097	1,956,607
Vodafone Group PLC	739,756	2,079,143
Vodafone Group PLC (ADR)	135,856	3,852,876

		11,390,400
Utilities 2.4%
Electric Utilities 1.9%
Allegheny Energy, Inc.	114,760	2,958,513
American Electric Power Co., Inc.	85,959	3,067,017
Duke Energy Corp.	150,296	2,687,293
Enel SpA	97,125	548,800
Entergy Corp.	40,940	2,954,640
Exelon Corp.	53,634	2,279,981
FirstEnergy Corp. (a)	76,475	2,991,702
Fortum Oyj	16,839	518,916
HongKong Electric Holdings Ltd.	165,466	1,045,757
Southern Co.	76,795	2,889,028

		21,941,647
Multi-Utilities 0.5%
GDF Suez	30,344	1,203,431
PG&E Corp.	101,654	4,704,547

		5,907,978

Total Common Stocks (Cost $500,735,377)		635,166,965
Preferred Stocks 0.3%
Consumer Discretionary 0.1%
Volkswagen AG	5,863	946,608
Energy 0.1%
Petroleo Brasileiro SA	38,508	625,803
Ultrapar Participacoes SA	1,692	106,781

		732,584
Information Technology 0.1%
Samsung Electronics Co., Ltd.	1,755	1,039,476
Materials 0.0%
Vale SA "A"	21,946	671,302

Total Preferred Stocks (Cost $3,214,402)		3,389,970
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	207	6
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	12,800	12,937
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	506	4,850

Total Warrants (Cost $90,209)		17,793

		Principal Amount ($) (b)	Value ($)
Corporate Bonds 8.0%
Consumer Discretionary 1.2%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		135,000	136,687
8.75%, 6/1/2019		120,000	128,700
Ameristar Casinos, Inc., 9.25%, 6/1/2014		75,000	80,437
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		105,000	106,575
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		65,000	67,763
Caeser's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		100,000	90,750
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015 **		75,000	12,750
Carrols Corp., 9.0%, 1/15/2013		45,000	45,169
CBS Corp., 5.9%, 10/15/2040		1,020,000	969,304
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		15,000	16,575
Series B, 9.25%, 12/15/2017		20,000	22,150
DineEquity, Inc., 144A, 9.5%, 10/30/2018		50,000	53,813
DIRECTV Holdings LLC:
6.0%, 8/15/2040		2,170,000	2,127,305
6.35%, 3/15/2040		196,000	201,130
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	136,175
7.125%, 2/1/2016		95,000	99,275
Expedia, Inc., 7.456%, 8/15/2018		2,000,000	2,240,000
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015 **		100,000	375
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016		45,000	51,075
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	92,025
Home Depot, Inc.:
5.4%, 9/15/2040		475,000	450,156
5.875%, 12/16/2036		480,000	484,754
Lowe's Companies, Inc., 3.75%, 4/15/2021		750,000	722,221
McDonald's Corp., Series I, 5.35%, 3/1/2018		120,000	134,616
Mediacom Broadband LLC, 8.5%, 10/15/2015		50,000	51,250
MGM Resorts International:
10.375%, 5/15/2014		65,000	73,613
11.125%, 11/15/2017		85,000	98,175
NBCUniversal Media LLC, 144A, 5.95%, 4/1/2041		900,000	876,559
News America, Inc., 6.65%, 11/15/2037		80,000	86,653
Norcraft Holdings LP, 9.75%, 9/1/2012		114,000	114,285
Penske Automotive Group, Inc., 7.75%, 12/15/2016		180,000	184,050
Sabre Holdings Corp., 8.35%, 3/15/2016		80,000	77,600
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		25,000	23,969
Staples, Inc., 9.75%, 1/15/2014		160,000	194,981
TCI Communications, Inc., 8.75%, 8/1/2015		638,000	787,850
Time Warner, Inc.:
5.875%, 11/15/2016		540,000	608,847
6.2%, 3/15/2040		675,000	693,893
7.625%, 4/15/2031		675,000	798,355
Travelport LLC, 4.921% ***, 9/1/2014		70,000	62,825
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		235,000	253,800
Vertis, Inc., 13.5%, 4/1/2014 (PIK) **		132,399	3,972
Young Broadcasting, Inc., 8.75%, 1/15/2014 **		430,000	4
Yum! Brands, Inc.:
3.875%, 11/1/2020		775,000	742,350
5.3%, 9/15/2019		225,000	240,046

			14,442,857
Consumer Staples 0.8%
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019		1,750,000	2,160,392
CVS Caremark Corp.:
5.75%, 6/1/2017		80,000	89,813
6.125%, 9/15/2039		925,000	956,128
6.25%, 6/1/2027		1,200,000	1,312,384
General Nutrition Centers, Inc., 5.75% ***, 3/15/2014 (PIK)		55,000	54,622
Kraft Foods, Inc., 5.375%, 2/10/2020		2,810,000	2,997,045
Kroger Co.:
5.4%, 7/15/2040		410,000	381,509
7.5%, 1/15/2014		80,000	92,142
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		526,750	492,511
PepsiCo, Inc., 4.5%, 1/15/2020		160,000	167,665
Pilgrim's Pride Corp., 144A, 7.875%, 12/15/2018		50,000	49,938
Procter & Gamble Co., 4.95%, 8/15/2014		160,000	178,501
Reynolds American, Inc., 7.25%, 6/15/2037		120,000	122,696
Safeway, Inc., 6.25%, 3/15/2014		120,000	132,809
Smithfield Foods, Inc., 7.75%, 7/1/2017		150,000	159,000
SUPERVALU, Inc., 8.0%, 5/1/2016		35,000	34,125

			9,381,280
Energy 1.1%
Belden & Blake Corp., 8.75%, 7/15/2012		416,000	408,720
BreitBurn Energy Partners LP, 144A, 8.625%, 10/15/2020		25,000	25,875
Bristow Group, Inc., 7.5%, 9/15/2017		95,000	100,225
Canadian Natural Resources Ltd., 5.7%, 5/15/2017		120,000	135,816
Chaparral Energy, Inc., 8.5%, 12/1/2015		120,000	124,500
Chesapeake Energy Corp., 6.875%, 11/15/2020		15,000	15,844
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,098,110
El Paso Corp., 7.25%, 6/1/2018		90,000	98,364
Encana Corp., 6.3%, 11/1/2011		120,000	124,988
Enterprise Products Operating LLC:
Series G, 5.6%, 10/15/2014		120,000	133,689
6.125%, 10/15/2039		860,000	860,482
Halliburton Co., 7.45%, 9/15/2039		200,000	251,436
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		300,000	307,483
7.3%, 8/15/2033		1,260,000	1,410,521
Linn Energy LLC, 11.75%, 5/15/2017		120,000	138,900
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		310,000	312,774
Newfield Exploration Co., 7.125%, 5/15/2018		135,000	144,787
Occidental Petroleum Corp., Series 1, 4.1%, 2/1/2021		270,000	270,852
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	921,176
OPTI Canada, Inc., 7.875%, 12/15/2014		55,000	32,862
Petro-Canada, 4.0%, 7/15/2013		160,000	169,348
Petrohawk Energy Corp., 7.875%, 6/1/2015		50,000	53,000
Plains All American Pipeline LP, 8.75%, 5/1/2019		2,000,000	2,510,672
Plains Exploration & Production Co., 7.0%, 3/15/2017		65,000	67,925
Regency Energy Partners LP, 9.375%, 6/1/2016		125,000	138,125
Stone Energy Corp., 6.75%, 12/15/2014		95,000	93,337
Valero Energy Corp., 9.375%, 3/15/2019		80,000	101,714
Weatherford International Ltd., 5.125%, 9/15/2020		1,300,000	1,311,233
Williams Partners LP:
4.125%, 11/15/2020		960,000	905,517
5.25%, 3/15/2020		120,000	123,675

			12,391,950
Financials 2.7%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		75,000	67,688
American Express Co., 7.0%, 3/19/2018		1,571,000	1,823,845
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		111,800	72,670
Asian Development Bank:
2.625%, 2/9/2015		200,000	205,934
5.82%, 6/16/2028		160,000	175,591
Bank of America Corp., Series L, 7.625%, 6/1/2019		1,550,000	1,787,334
Bank of New York Mellon Corp., Series G, 4.5%, 4/1/2013		120,000	128,600
Barclays Bank PLC, 5.14%, 10/14/2020		200,000	182,386
Bear Stearns Companies LLC, 7.25%, 2/1/2018		120,000	141,649
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040		120,000	123,107
BHP Billiton Finance USA Ltd., 5.25%, 12/15/2015		120,000	133,997
BNP Paribas, 5.0%, 1/15/2021		820,000	820,147
Boston Properties LP, (REIT), 4.125%, 5/15/2021		90,000	86,096
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016		105,000	112,613
Capital One Financial Corp., 5.5%, 6/1/2015		120,000	130,259
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		120,000	147,333
CIT Group, Inc., 7.0%, 5/1/2015		244,645	248,009
Citigroup, Inc.:
5.125%, 5/5/2014		200,000	214,862
5.375%, 8/9/2020		1,750,000	1,792,243
6.0%, 10/31/2033		120,000	109,761
Council of Europe Development Bank, 2.75%, 2/10/2015		160,000	164,393
Credit Suisse (USA), Inc., 4.875%, 1/15/2015		160,000	173,016
Deutsche Telekom International Finance BV, 6.75%, 8/20/2018		200,000	235,806
Diageo Capital PLC, 5.75%, 10/23/2017		120,000	136,849
Duke Realty LP, (REIT), 7.375%, 2/15/2015		80,000	91,024
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	64,950
FCE Bank PLC, 9.375%, 1/17/2014	EUR	100,000	153,523
Fifth Third Bancorp., 5.45%, 1/15/2017		1,573,000	1,642,199
Ford Motor Credit Co., LLC, 9.875%, 8/10/2011		285,000	296,169
General Electric Capital Corp.:
4.8%, 5/1/2013		160,000	170,820
Series A, 5.25%, 10/19/2012		1,750,000	1,866,617
Series A, 5.625%, 5/1/2018		160,000	173,445
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018		120,000	136,337
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		570,000	532,367
Hyundai Capital Services, Inc., 144A, 4.375%, 7/27/2016		290,000	291,684
Inter-American Development Bank:
3.25%, 11/15/2011		120,000	122,648
3.875%, 9/17/2019		120,000	122,809
iPayment, Inc., 9.75%, 5/15/2014		80,000	77,800
John Deere Capital Corp., Series D, 4.5%, 4/3/2013		120,000	128,216
JPMorgan Chase & Co.:
2.6%, 1/15/2016		2,500,000	2,436,195
6.0%, 1/15/2018		120,000	133,287
KeyBank NA, 5.7%, 11/1/2017		950,000	976,184
Lincoln National Corp., 8.75%, 7/1/2019		910,000	1,142,461
Merrill Lynch & Co., Inc.:
6.22%, 9/15/2026		200,000	196,088
6.875%, 11/15/2018		120,000	132,878
MetLife, Inc.:
5.7%, 6/15/2035		120,000	121,399
6.75%, 6/1/2016		405,000	471,512
7.717%, 2/15/2019		750,000	918,465
Morgan Stanley:
5.45%, 1/9/2017		120,000	125,348
6.0%, 5/13/2014		120,000	131,294
Series F, 6.625%, 4/1/2018		900,000	977,876
7.3%, 5/13/2019		450,000	500,942
National Money Mart Co., 10.375%, 12/15/2016		115,000	127,219
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/2014		120,000	129,558
Navios Maritime Acquisition Corp., 144A, 8.625%, 11/1/2017		10,000	10,100
Nielsen Finance LLC, 144A, 7.75%, 10/15/2018		15,000	16,088
Nordic Investment Bank:
Series D, 2.375%, 12/15/2011		160,000	162,621
5.0%, 2/1/2017		160,000	179,620
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		150,000	154,500
9.25%, 4/1/2015		105,000	109,725
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,482,100
PNC Funding Corp., 6.7%, 6/10/2019		120,000	138,837
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		470,000	507,973
6.2%, 1/15/2015		390,000	430,691
7.375%, 6/15/2019		115,000	136,345
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		17,000	17,638
Reynolds Group Issuer, Inc.:
144A, 7.125%, 4/15/2019		125,000	129,063
144A, 9.0%, 4/15/2019		100,000	105,000
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019		80,000	106,056
Royal Bank of Scotland PLC, 6.125%, 1/11/2021		795,000	790,004
Santander US Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		1,500,000	1,447,836
Shell International Finance BV, 4.375%, 3/25/2020		120,000	124,906
Telecom Italia Capital SA, 5.25%, 11/15/2013		160,000	166,837
The Goldman Sachs Group, Inc.:
5.95%, 1/18/2018		120,000	129,805
6.15%, 4/1/2018		1,500,000	1,633,953
6.25%, 2/1/2041		55,000	55,596
Tropicana Entertainment LLC, 5.625%, 12/15/2014 **		235,000	118
Vale Overseas Ltd., 6.875%, 11/21/2036		120,000	126,588
Wells Fargo & Co., 5.625%, 12/11/2017		200,000	222,159
WMG Acquisition Corp., 9.5%, 6/15/2016		70,000	74,813

			32,064,474
Health Care 0.5%
Abbott Laboratories, 5.875%, 5/15/2016		120,000	138,771
Aetna, Inc., 6.5%, 9/15/2018		80,000	91,973
AstraZeneca PLC, 5.4%, 9/15/2012		120,000	128,969
Community Health Systems, Inc., 8.875%, 7/15/2015		35,000	36,969
DaVita, Inc.:
6.375%, 11/1/2018		10,000	10,075
6.625%, 11/1/2020		10,000	10,150
Express Scripts, Inc.:
6.25%, 6/15/2014		930,000	1,043,480
7.25%, 6/15/2019		960,000	1,137,152
HCA, Inc.:
8.5%, 4/15/2019		150,000	167,250
9.125%, 11/15/2014		115,000	120,750
9.625%, 11/15/2016 (PIK)		131,000	141,316
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	97,494
Laboratory Corp. of America Holdings, 4.625%, 11/15/2020		680,000	678,636
Medco Health Solutions, Inc., 7.125%, 3/15/2018		1,499,000	1,760,959
Merck & Co., Inc., 4.0%, 6/30/2015		120,000	128,912
The Cooper Companies, Inc., 7.125%, 2/15/2015		150,000	155,250
WellPoint, Inc., 5.25%, 1/15/2016		120,000	131,984
Wyeth, 5.95%, 4/1/2037		120,000	129,180

			6,109,270
Industrials 0.2%
Actuant Corp., 6.875%, 6/15/2017		60,000	61,050
ARAMARK Corp., 8.5%, 2/1/2015		30,000	31,275
BE Aerospace, Inc., 8.5%, 7/1/2018		160,000	174,400
Belden, Inc., 7.0%, 3/15/2017		75,000	76,125
Burlington Northern Santa Fe LLC, 5.75%, 3/15/2018		120,000	135,325
Cenveo Corp., 144A, 10.5%, 8/15/2016		25,000	25,125
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		188,760	124,582
Corrections Corp. of America, 7.75%, 6/1/2017		30,000	32,775
CSX Corp.:
6.15%, 5/1/2037		650,000	687,671
6.25%, 3/15/2018		710,000	814,101
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		60,000	61,050
K. Hovnanian Enterprises, Inc., 8.875%, 4/1/2012		90,000	87,525
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014		65,000	67,762
Northrop Grumman Corp., 5.05%, 11/15/2040		200,000	185,217
Owens Corning, Inc., 9.0%, 6/15/2019		40,000	47,221
United Parcel Service, Inc., 4.875%, 11/15/2040		200,000	189,325
United Rentals North America, Inc., 10.875%, 6/15/2016		130,000	149,825

			2,950,354
Information Technology 0.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		105,000	83,475
eBay, Inc., 1.625%, 10/15/2015		2,000,000	1,925,422
Hewlett-Packard Co., 5.5%, 3/1/2018		120,000	134,937
International Business Machines Corp., 4.75%, 11/29/2012		160,000	171,414
MasTec, Inc., 7.625%, 2/1/2017		105,000	103,950
Oracle Corp., 144A, 5.375%, 7/15/2040		200,000	192,700
SunGard Data Systems, Inc., 10.25%, 8/15/2015		255,000	268,706
Vangent, Inc., 9.625%, 2/15/2015		80,000	75,400

			2,956,004
Materials 0.3%
Appleton Papers, Inc., 11.25%, 12/15/2015		45,000	39,150
Clondalkin Acquisition BV, 144A, 2.302% ***, 12/15/2013		90,000	86,850
CPG International I, Inc., 10.5%, 7/1/2013		195,000	199,387
Crown Americas LLC, 7.625%, 5/15/2017		30,000	32,550
Domtar Corp., 10.75%, 6/1/2017		70,000	89,250
Dow Chemical Co.:
4.25%, 11/15/2020		680,000	651,023
5.7%, 5/15/2018		80,000	86,290
E.I. du Pont de Nemours & Co., 5.25%, 12/15/2016		120,000	134,068
Exopack Holding Corp., 11.25%, 2/1/2014		255,000	262,012
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		622,934	566,870
10.0%, 3/31/2015		613,760	570,797
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017		50,000	53,250
Graphic Packaging International, Inc., 9.5%, 6/15/2017		85,000	94,138
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		40,000	39,300
NewMarket Corp., 7.125%, 12/15/2016		195,000	199,875
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		160,000	174,000
PPG Industries, Inc., 1.9%, 1/15/2016		200,000	190,473
Radnor Holdings Corp., 11.0%, 3/15/2010 **		120,000	12
Silgan Holdings, Inc., 7.25%, 8/15/2016		80,000	85,600
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	99,988
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK) **		145,533	52,392

			3,707,275
Telecommunication Services 0.6%
American Tower Corp.:
5.05%, 9/1/2020		1,350,000	1,331,805
7.25%, 5/15/2019		650,000	733,089
AT&T Mobility LLC, 6.5%, 12/15/2011		1,125,000	1,182,806
AT&T, Inc.:
4.95%, 1/15/2013		120,000	128,840
5.5%, 2/1/2018		120,000	132,195
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		100,000	101,000
8.375%, 10/15/2020		80,000	78,000
Cricket Communications LLC, 10.0%, 7/15/2015 (a)		155,000	169,725
Embarq Corp., 7.082%, 6/1/2016		1,514,000	1,723,728
ERC Ireland Preferred Equity Ltd., 144A, 8.05%, 2/15/2017 (PIK)	EUR	268,105	939
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012 **		48,802	17,081
Intelsat Subsidiary Holding Co. SA, 8.875%, 1/15/2015		190,000	196,175
iPCS, Inc., 2.412% ***, 5/1/2013		35,000	34,038
Telesat Canada, 11.0%, 11/1/2015		245,000	275,012
Verizon Global Funding Corp., 7.75%, 12/1/2030		80,000	97,959
Vodafone Group PLC, 6.15%, 2/27/2037		120,000	125,687
West Corp., 144A, 8.625%, 10/1/2018		10,000	10,725
Windstream Corp.:
7.0%, 3/15/2019		90,000	89,550
7.875%, 11/1/2017		90,000	96,412
8.625%, 8/1/2016		15,000	15,900

			6,540,666
Utilities 0.3%
AES Corp.:
8.0%, 10/15/2017		110,000	119,075
8.0%, 6/1/2020		95,000	103,550
DTE Energy Co., 7.625%, 5/15/2014		305,000	351,720
Duke Energy Carolinas LLC, 5.3%, 2/15/2040		200,000	196,362
Edison Mission Energy, 7.0%, 5/15/2017		175,000	143,500
Entergy Louisiana LLC, 5.4%, 11/1/2024		120,000	125,573
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		838,000	804,930
Korea Gas Corp., 144A, 4.25%, 11/2/2020		190,000	179,379
NRG Energy, Inc.:
7.375%, 2/1/2016		165,000	170,775
7.375%, 1/15/2017		260,000	270,400
Oncor Electric Delivery Co., 144A, 5.25%, 9/30/2040		200,000	188,127
Public Service Co. of Colorado, 3.2%, 11/15/2020		70,000	65,880
San Diego Gas & Electric Co., 6.0%, 6/1/2026		200,000	229,823
Sempra Energy, 6.5%, 6/1/2016		625,000	723,435

			3,672,529

Total Corporate Bonds (Cost $92,238,786)			94,216,659
Asset-Backed 0.3%
Automobile Receivables 0.2%
Carmax Auto Owner Trust, "A4", Series 2009-2, 2.82%, 12/15/2014		100,000	103,258
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		1,517,000	1,581,551

			1,684,809
Credit Card Receivables 0.1%
Citibank Credit Card Issuance Trust, "A5", Series 2005-A5, 4.55%, 6/20/2017		240,000	261,757
Citibank Omni Master Trust, "A8", Series 2009-A8, 144A, 2.361% ***, 5/16/2016		1,300,000	1,320,204

			1,581,961

Total Asset-Backed (Cost $3,210,020)			3,266,770
Mortgage-Backed Securities Pass-Throughs 8.4%
Federal Home Loan Bank, 6.0%, 11/1/2021		497,083	547,608
Federal Home Loan Mortgage Corp.:
3.5%, 3/1/2025 (c)		1,000,000	1,004,766
4.0%, with various maturities from 8/1/2039 until 10/1/2039 (c)		7,118,384	7,056,858
4.5%, 5/1/2020 (c)		1,000,000	1,046,094
5.0%, 8/1/2036 (c)		3,000,000	3,142,031
Federal National Mortgage Association:
3.218%, 8/1/2037		573,624	599,517
3.5%, 8/1/2025 (c)		11,000,000	11,060,157
4.0%, with various maturities from 5/1/2039 until 12/1/2099 (c)		12,945,200	12,926,063
4.5%, 12/1/2038 (c)		5,375,000	5,495,098
5.0%, with various maturities from 8/1/2040 until 12/1/2099 (c)		8,042,739	8,432,142
5.5%, with various maturities from 3/1/2035 until 4/1/2038 (c)		15,219,345	16,298,730
6.0%, with various maturities from 8/1/2035 until 8/1/2037 (c)		9,871,830	10,760,218
6.5%, with various maturities from 4/1/2017 until 12/1/2099 (c)		3,229,891	3,585,978
8.0%, 9/1/2015		284,955	310,411
Government National Mortgage Association:
4.5%, 6/1/2039 (c)		6,075,000	6,283,828
5.0%, 4/1/2038 (c)		5,200,000	5,518,500
5.5%, with various maturities from 3/1/2036 until 12/15/2039 (c)		3,717,771	4,023,127
6.5%, 8/20/2034		217,983	243,375

Total Mortgage-Backed Securities Pass-Throughs (Cost $97,675,091)			98,334,501
Commercial Mortgage-Backed Securities 2.2%
Bear Stearns Commercial Mortgage Securities, Inc., "A4", Series 2007-PW18, 5.7%, 6/13/2050		1,350,000	1,439,534
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.222% ***, 7/15/2044		3,300,000	3,559,858
"A4", Series 2006-CD2, 5.344% ***, 1/15/2046		2,300,000	2,469,043
Greenwich Capital Commercial Funding Corp.:
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		600,000	634,402
"A4", Series 2007-GG11, 5.736%, 12/10/2049		1,000,000	1,060,983
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039		3,200,000	3,379,787
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-LD12, 5.882%, 2/15/2051		2,150,000	2,301,311
LB-UBS Commercial Mortgage Trust:
"A4", Series 2006-C1, 5.156%, 2/15/2031		2,570,000	2,748,398
"A3", Series 2006-C7, 5.347%, 11/15/2038		3,750,000	3,998,232
"A4", Series 2007-C6, 5.858%, 7/15/2040		1,800,000	1,904,077
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.27% ***, 12/15/2044		2,750,000	2,948,954

Total Commercial Mortgage-Backed Securities (Cost $25,454,448)			26,444,579
Collateralized Mortgage Obligations 0.3%
FDIC Structured Sale Guaranteed Notes, "1A", Series 2010-S1, 144A, 0.811% ***, 2/25/2048		2,198,214	2,197,374
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.716% ***, 10/7/2020		1,339,554	1,339,554

Total Collateralized Mortgage Obligations (Cost $3,542,072)			3,536,928
Government & Agency Obligations 11.3%
Other Government Related (d) 0.1%
Citigroup Funding, Inc., FDIC Guaranteed, 2.0%, 3/30/2012		200,000	203,613
European Investment Bank, 4.25%, 7/15/2013		160,000	171,907
Kreditanstalt fuer Wiederaufbau, 3.5%, 5/16/2013		120,000	126,791
Private Export Funding Corp.:
2.25%, 12/15/2017		110,000	103,004
4.95%, 11/15/2015		400,000	449,133
Svensk Exportkredit AB, 3.25%, 9/16/2014		160,000	167,949

			1,222,397
Sovereign Bonds 2.7%
Export Development Canada, 1.25%, 10/27/2015		230,000	221,991
Federal Republic of Germany-Inflation Linked Note, 2.25%, 4/15/2013	EUR	805,520	1,161,991
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	1,028,616	1,519,714
Government of France-Inflation Linked Bonds:
1.0%, 7/25/2017	EUR	950,532	1,315,737
2.25%, 7/25/2020	EUR	1,939,410	2,861,664
3.15%, 7/25/2032	EUR	2,069,677	3,588,597
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016	JPY	157,728,000	1,939,893
Government of Sweden-Inflation Linked Bond, Series 3105, 3.5%, 12/1/2015	SEK	9,500,000	1,989,776
Province of Ontario, Canada:
3.5%, 7/15/2013		120,000	126,718
5.125%, 7/17/2012		120,000	127,676
Republic of Finland, 144A, 1.25%, 10/19/2015		200,000	193,243
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	584,760	789,376
Republic of Peru, 6.55%, 3/14/2037		120,000	132,300
Republic of Poland, 6.375%, 7/15/2019		545,000	607,600
State of Qatar, 144A, 6.4%, 1/20/2040		350,000	369,250
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	1,799,622	3,102,678
1.875%, 11/22/2022	GBP	2,039,884	3,696,624
2.0%, 1/26/2035	GBP	847,000	2,216,958
2.5%, 8/16/2013	GBP	320,000	1,434,284
2.5%, 7/26/2016	GBP	423,000	2,132,082
2.5%, 4/16/2020	GBP	296,000	1,507,647
United Mexican States, 5.95%, 3/19/2019		120,000	134,400

			31,170,199
US Government Sponsored Agencies 0.3%
Federal Farm Credit Bank, 2.125%, 6/18/2012		200,000	204,446
Federal Home Loan Bank:
1.125%, 5/18/2012		160,000	161,407
2.25%, 4/13/2012		240,000	245,269
5.0%, 11/17/2017		120,000	135,417
5.375%, 5/18/2016		120,000	139,080
Federal Home Loan Mortgage Corp.:
0.375%, 11/30/2012		200,000	199,171
1.375%, 2/25/2014		640,000	643,627
4.75%, 1/19/2016		200,000	223,149
4.875%, 6/13/2018		200,000	223,680
5.125%, 7/15/2012		120,000	127,993
5.125%, 11/17/2017		200,000	226,015
5.25%, 4/18/2016		240,000	274,137
6.25%, 7/15/2032		120,000	143,243
Federal National Mortgage Association:
1.5%, 6/26/2013		200,000	203,034
6.625%, 11/15/2030		160,000	197,356
Tennessee Valley Authority, 5.5%, 6/15/2038		120,000	127,750

			3,474,774
US Treasury Obligations 8.2%
US Treasury Bill, 0.185 ****, 3/17/2011 (e)		606,000	605,889
US Treasury Bonds:
4.25%, 11/15/2040		835,000	791,554
4.75%, 2/15/2037		4,000,000	4,155,624
5.375%, 2/15/2031		4,000,000	4,558,752
6.125%, 8/15/2029		750,000	928,946
US Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		323,939	327,634
2.375%, 1/15/2025		3,029,591	3,327,578
3.625%, 4/15/2028		3,212,876	4,054,749
3.875%, 4/15/2029		831,844	1,088,676
US Treasury Inflation-Indexed Notes:
1.875%, 7/15/2015		674,928	741,208
2.375%, 1/15/2017		2,766,674	3,121,585
2.5%, 7/15/2016		1,836,414	2,087,343
3.0%, 7/15/2012		2,068,747	2,203,861
US Treasury Notes:
0.625%, 12/31/2012		490,000	490,785
0.75%, 11/30/2011		200,000	200,828
0.875%, 2/29/2012		2,500,000	2,515,050
1.0%, 3/31/2012		3,670,000	3,698,112
1.375%, 5/15/2013		2,260,000	2,295,324
1.75%, 1/31/2014		21,500,000	21,995,510
2.125%, 5/31/2015		2,660,000	2,714,663
2.125%, 12/31/2015		200,000	201,938
2.25%, 1/31/2015		4,010,000	4,134,061
2.625%, 11/15/2020		930,000	871,875
3.125%, 1/31/2017		200,000	208,438
3.125%, 5/15/2019		8,230,000	8,306,514
4.5%, 11/15/2015		19,000,000	21,346,804

			96,973,301

Total Government & Agency Obligations (Cost $127,739,937)			132,840,671
Loan Participations and Assignments 0.0%
Senior Loans ***
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2020 **		233,333	0
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.26%, 3/26/2014		49,034	43,824
Letter of Credit, 2.303%, 3/26/2014		2,939	2,627
IASIS Healthcare LLC, Term Loan, 5.554%, 6/13/2014		264,819	261,675

Total Loan Participations and Assignments (Cost $545,790)			308,126
Municipal Bonds and Notes 0.6%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		475,000	430,526
California, State Build America Bonds, 7.55%, 4/1/2039 (f)		200,000	207,378
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (f)		700,000	634,053
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018		2,000,000	1,952,700
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (f)		600,000	614,280
New Jersey, Economic Development Authority, State Pension Funding Revenue, Series A, 7.425%, 2/15/2029, INS: NATL		250,000	260,230
Pennsylvania, State General Obligation, 5.25%, 2/1/2014, INS: NATL		965,000	1,078,069
Virginia, College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 5.0%, 2/1/2014		1,440,000	1,595,462

Total Municipal Bonds and Notes (Cost $6,977,120)			6,772,698
Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (g)		889,000	909,482
JPMorgan Chase Capital XX, Series T, 6.55%, 9/29/2036		80,000	80,739
Wachovia Capital Trust III, 5.8%, 3/15/2011 (g)		200,000	174,500

			1,164,721
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	109,804

Total Preferred Securities (Cost $1,283,701)			1,274,525

	Units	Value ($)
Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $6,000)	6	6,000

	Shares	Value ($)
Exchange-Traded Funds 8.0%
iShares JPMorgan USD Emerging Markets Bond Fund	165,295	17,516,311
iShares Russell 2000 Value Index Fund	332,259	23,590,389
SPDR Barclays Capital International Treasury Bond	304,293	17,935,029
Vanguard Emerging Markets	752,418	34,979,913

Total Exchange-Traded Funds (Cost $72,821,034)		94,021,642
Securities Lending Collateral 1.4%
Daily Assets Fund Institutional, 0.25% (h) (i) (Cost $16,983,586)	16,983,586	16,983,586
Cash Equivalents 8.6%
Central Cash Management Fund, 0.18% (h) (Cost $100,971,019)	100,971,019	100,971,019

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,053,488,592) †	103.4	1,217,552,432
Other Assets and Liabilities, Net	(3.4)	(40,211,662)

Net Assets	100.0	1,177,340,770

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds and senior loans that are in default:

Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	9.50%	6/15/2020	233,333	USD	233,333	0
CanWest MediaWorks LP	9.25%	8/1/2015	75,000	USD	75,000	12,750
Fontainebleau Las Vegas Holdings LLC	11.0%	6/15/2015	100,000	USD	100,000	375
Grupo Iusacell Celular SA de CV	10.0%	3/31/2012	48,802	USD	46,440	17,081
Radnor Holdings Corp.	11.0%	3/15/2010	120,000	USD	79,038	12
Tropicana Entertainment LLC	5.625%	12/15/2014	235,000	USD	172,931	118
Vertis, Inc.	13.5%	4/1/2014	132,399	USD	53,785	3,972
Wolverine Tube, Inc.	15.0%	3/31/2012	145,533	USD	145,533	52,392
Young Broadcasting, Inc.	8.75%	1/15/2014	430,000	USD	367,438	4
					1,273,498	86,704

***
These securities are shown at their current rate as of January 31, 2011.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

****	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,066,233,521.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $151,318,911.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $175,593,251 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $24,274,340.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $16,655,670 which is 1.4% of net assets.
(b)	Principal amount stated in US dollars unless otherwise noted.
(c)	When-issued or delayed delivery security included.
(d)	Government-backed debt issued by financial companies or government sponsored enterprises.
(e)	At January 31, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Taxable issue.
(g)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(h)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CVA: Certificaten Van Aandelen
FDIC: Federal Deposit Insurance Corp.
INS: Insured
NATL: National Public Finance Guarantee Corp.
NCUA: National Credit Union Administration
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
SPDR: Standard & Poor's Depositary Receipt
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2011, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2011	611	63,065,010	542,413
10 Year US Treasury Note	USD	3/22/2011	709	85,644,984	(2,051,332)
2 Year US Treasury Note	USD	3/31/2011	1,914	419,524,875	725,547
30 Year US Treasury Bond	USD	3/22/2011	45	5,428,125	237,656
Federal Republic of Germany Euro-Schatz	EUR	3/8/2011	113	16,720,714	(164,021)
Ultra Long US Treasury Bond	USD	3/22/2011	3	369,469	18,656
Total net unrealized depreciation					(691,081)

At January 31, 2011, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Canadian Government Bond	CAD	3/22/2011	390	47,227,643	325,833
10 Year Japanese Government Bond	JPY	3/10/2011	50	85,294,834	(350,842)
10 Year US Treasury Note	USD	3/22/2011	233	28,145,672	(132,531)
Federal Republic of Germany Euro-Bund	EUR	3/8/2011	635	107,580,848	2,072,682
United Kingdom Long Gilt Bond	GBP	3/29/2011	82	15,411,499	241,499
Total net unrealized appreciation					2,156,641

At January 31, 2011, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

USD	38,483,960	NOK	223,130,000	2/22/2011	111,143	UBS AG
USD	32,067,277	GBP	20,092,000	2/22/2011	112,239	UBS AG
USD	45,268,154	SEK	298,672,000	2/22/2011	1,005,683	UBS AG
NZD	45,220,000	USD	35,083,168	2/22/2011	242,628	UBS AG
NOK	193,256,000	USD	33,430,609	2/22/2011	2,853	UBS AG
Total unrealized appreciation					1,474,546

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	36,433,572	AUD	36,415,000	2/22/2011	(236,153)	UBS AG
USD	20,804,605	CAD	20,662,000	2/22/2011	(179,072)	UBS AG
USD	8,485,986	CHF	8,005,000	2/22/2011	(4,400)	UBS AG
USD	10,572,316	NZD	13,694,000	2/22/2011	(21,534)	UBS AG
USD	33,296,621	EUR	24,280,000	2/22/2011	(62,555)	UBS AG
JPY	391,552,000	USD	4,767,234	2/22/2011	(3,742)	UBS AG
EUR	40,815,000	USD	55,175,554	2/22/2011	(691,349)	UBS AG
CHF	45,878,000	USD	47,853,388	2/22/2011	(756,006)	UBS AG
AUD	6,218,000	USD	6,143,695	2/22/2011	(37,152)	UBS AG
JPY	588,100,000	USD	7,079,623	2/22/2011	(86,247)	UBS AG
USD	18,642	EUR	13,600	2/25/2011	(27)	JPMorgan Chase Securities, Inc.
EUR	126,400	USD	170,364	2/25/2011	(2,644)	JPMorgan Chase Securities, Inc.
Total unrealized depreciation					(2,080,881)

Currency Abbreviations

AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stock and/or Other Equity Investments(j)
Consumer Discretionary	$50,780,536	$15,464,543	$152	$66,245,231
Consumer Staples	40,300,380	11,397,403	—	51,697,783
Energy	72,120,285	13,798,824	—	85,919,109
Financials	46,340,235	26,904,233	—	73,244,468
Health Care	59,580,275	5,715,926	—	65,296,201
Industrials	54,882,959	25,456,187	1	80,339,147
Information Technology	102,899,268	10,154,792	—	113,054,060
Materials	30,730,902	14,386,806	4,850	45,122,558
Telecommunication Services	23,680,533	6,126,013	—	29,806,546
Utilities	24,532,721	3,316,904	—	27,849,625
Fixed Income(j)
Corporate Bonds	—	92,868,974	1,347,685	94,216,659
Asset Backed	—	3,266,770	—	3,266,770
Mortgage-Backed Securities Pass- Throughs	—	98,334,501	—	98,334,501
Commercial Mortgage-Backed Securities	—	26,444,579	—	26,444,579
Collateralized Mortgage Obligation	—	3,536,928	—	3,536,928
Government & Agency Obligations	—	132,234,782	—	132,234,782
Loan Participations and Assignments	—	308,126	0	308,126
Municipal Bonds and Notes	—	6,772,698	—	6,772,698
Preferred Securities	—	1,274,525	—	1,274,525
Other Investments	—	—	6,000	6,000
Exchange-Traded Funds	94,021,642	—	—	94,021,642
Short-Term Investments(j)	117,954,605	605,889	—	118,560,494
Derivatives (k)	1,465,560	1,474,546	—	2,940,106
Total	$719,289,901	$499,843,949	$1,358,688	$1,220,492,538
Liabilities
Derivatives(k)	$—	$(2,080,881)	$—	$(2,080,881)
Total	$—	$(2,080,881)	$—	$(2,080,881)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2011.
(j)	See Investment Portfolio for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Industrials	Materials	Corporate Bonds		Collateralized Mortgage Obligation		Loan Participations and Assignments	Other Investments	Total
Balance as of November 1, 2010	$152	$—	$0	$1,268,287		$1,400,000		$0	$6,000	$2,674,439
Realized gain (loss)	—	—	—	—		—		—	—	—
Change in unrealized appreciation (depreciation)	0	1	4,850	4,327		—		0	0	9,178
Amortization premium/discount	—	—	—	7,991		—		—	—	7,991
Net purchases (sales)		0	—	0		—		—	—	0
Transfers into Level 3	—	—	—	67,080	(l)	—		—	—	67,080
Transfers (out) of Level 3	—	—	—	—		(1,400,000	) (m)	—	—	(1,400,000)
Balance as of January 31, 2011	$152	$1	$4,850	$1,347,685		$—		$0	$6,000	$1,358,688
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2011	$0	$1	$4,850	$4,327		$—		$0	$0	$9,178

Transfers between price levels are recognized at the beginning of the reporting period.
(l)	The investment was transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.
(m)	The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2011 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Forward Currency Contracts
Foreign Exchange Contracts	$—	$(606,335)
Interest Rate Contracts	$1,465,560	$—

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund, a series of DWS Market Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011